SCHEDULE OF LONG TERM DEBT OBLIGATIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Line of Credit Facility [Line Items]
Less: unamortized debt issuance costs	$ (6,727)	$ (9,983)
Total loans and borrowings	445,215	517,519
Less: current installments	(53,352)	(8,755)
Long-term debt, net of unamortized debt issuance costs and excluding current installments	391,863	508,764
CIB Long-Term Debt [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross
Working Capital Facilities [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross	11,942	17,502
Secured Term Loan [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross	430,000	430,000
Secured Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross	$ 10,000	$ 80,000